Intangible assets and goodwill (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended																		12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Bucyrus International, Inc.	Jul. 08, 2011 Bucyrus International, Inc.	Dec. 31, 2011 Pyroban Group Limited	Aug. 31, 2011 Pyroban Group Limited	Dec. 31, 2011 MWM Holding GmbH	Oct. 31, 2011 MWM Holding GmbH	Dec. 31, 2010 Electro-Motive Diesel	Aug. 31, 2010 Electro-Motive Diesel	Dec. 31, 2010 FCM Rail Ltd.	May 31, 2010 FCM Rail Ltd.	Dec. 31, 2010 GE Transportation's Inspection Products Business	Mar. 31, 2010 GE Transportation's Inspection Products Business	Dec. 31, 2010 JCS Company, Ltd.	Mar. 31, 2010 JCS Company, Ltd.	Dec. 31, 2010 Other acquisitions	Dec. 31, 2009 Forestry Division of Blount International, Inc.	Dec. 31, 2011 Construction Industries	Dec. 31, 2010 Construction Industries	Dec. 31, 2009 Construction Industries	Dec. 31, 2011 Resource Industries	Dec. 31, 2010 Resource Industries	Dec. 31, 2009 Resource Industries	Dec. 31, 2011 Resource Industries Bucyrus International, Inc.	Dec. 31, 2011 Power Systems	Dec. 31, 2010 Power Systems	Dec. 31, 2009 Power Systems	Dec. 31, 2011 Other	Dec. 31, 2009 Other	Dec. 31, 2008 Other
Carrying amount of goodwill by reportable segment
Goodwill acquired in business combination	$ 5,026			$ 4,616	$ 4,616	$ 23	$ 23	$ 387	$ 387	$ 286	$ 286	$ 17	$ 17	$ 15	$ 15	$ 8	$ 8	$ 8								$ 4,616
Goodwill:
Balance	2,614	2,269	2,261																	357	342	319	51	47	66		2,077	1,751	1,747	129	129	129
Impairment of goodwill			(22)																(22)						(22)
Business combination	5,026	334																			5		4,616	3			410	326
Business divestitures	(113)			113																			(101)							(12)
Held for sale	(296)																						(296)
Other adjustments	(151)	11	30																	21	10	23	(171)	1	3		(1)		4
Balance	$ 7,080	$ 2,614	$ 2,269																	$ 378	$ 357	$ 342	$ 4,099	$ 51	$ 47		$ 2,486	$ 2,077	$ 1,751	$ 117	$ 129	$ 129